Financial Instruments - Fair Values and Risk Management - Summary of Maturity Profile of Financial Liabilities Based on Contractual Undiscounted Payments (Detail) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Maturity Analysis For Financial Liabilities [line items]
Long-term borrowings	€ 21,630	€ 21,423
Lease liabilities	70,893	78,069
Bank overdrafts and short-term borrowings	23,327	22,834
Trade and other payables	93,648	95,332
Losses on derivative financial instruments	268	36
Total financial liabilities	209,766	217,694
Less than 2 months [member]
Disclosure Of Maturity Analysis For Financial Liabilities [line items]
Long-term borrowings	626	674
Lease liabilities	2,379	2,198
Bank overdrafts and short-term borrowings	23,327	22,834
Trade and other payables	26,706	31,719
Losses on derivative financial instruments	268	36
Total financial liabilities	53,306	57,461
2 to 12 months [member]
Disclosure Of Maturity Analysis For Financial Liabilities [line items]
Long-term borrowings	4,459	3,986
Lease liabilities	11,250	10,856
Trade and other payables	66,942	63,613
Total financial liabilities	82,651	78,455
1 to 2 years [member]
Disclosure Of Maturity Analysis For Financial Liabilities [line items]
Long-term borrowings	2,568	4,567
Lease liabilities	12,513	12,277
Total financial liabilities	15,081	16,844
2 to 5 years [member]
Disclosure Of Maturity Analysis For Financial Liabilities [line items]
Long-term borrowings	8,034	5,341
Lease liabilities	26,781	30,032
Total financial liabilities	34,815	35,373
More than 5 years [member]
Disclosure Of Maturity Analysis For Financial Liabilities [line items]
Long-term borrowings	5,943	6,855
Lease liabilities	17,970	22,706
Total financial liabilities	€ 23,913	€ 29,561